Shareholders' Equity - Schedule of Management Proposed Dividends to Be Distributed, Considering the Advance of Interest on Own Capital (JSCP) to its Shareholders (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Management Proposed Dividends to be Distributed, Considering the Anticipation of Interest on Own Capital to its Shareholders [Abstract]
Minimum dividends	25.00%	25.00%	25.00%